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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21584
                                    ---------


                       The Victory Institutional Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                    3435 Stelzer Road Columbus, OH      43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


         BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
         ----------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------


Date of fiscal year end: 10/31/05
                         --------


Date of reporting period: 1/31/05
                          -------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 -
12-14]. The schedules need not be audited.


The Victory Institutional Funds
Victory Institutional Liquid Reserves Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)


                                                    Shares
                                                     or
                                                   Principal
                                                    Amount           Value

Bankers Acceptance  (0.4%)

U.S. Bank, 2.03%, 5/19/05                          $  3,000          $  3,000

Total Bankers Acceptance
  (Amortized Cost $3,000)                                               3,000


Certificates of Deposit  (6.5%)

BNP Paribas NY, 2.37%, 2/17/05                       15,000            15,001
Credit Suisse First Boston NY, 2.60%*,
  7/14/05                                            10,000            10,000
Marshall & Ilsley Bank, 1.57%,
  3/10/05                                             6,850             6,843
Rabobank Nederland NV NY, 2.34%,
  10/18/05                                            6,000             5,970
Toronto Dominion Bank, 2.35%,
  9/29/05                                             2,000             2,000
Westdeutsche Landesbank, 2.33%*,
  3/4/05                                              6,000             6,000

Total Certificates of Deposit
  (Amortized Cost $45,814)                                             45,814


Commercial Paper  (27.0%)

Amstel Funding Corp., 2.39%, 2/22/05 (b)             20,000            19,972
Apreco, LLC, 2.34%, 2/8/05 (b)                        7,000             6,997
Apreco, LLC, 2.34%, 2/9/05 (b)                       18,000            17,991
Beta Finance, Inc., 2.50%, 3/29/05 (b)               11,000            10,957
Blue Bell Funding Corp., 2.38%,
  2/14/05 (b)                                        15,000            14,987
Citibank NY, 2.22%, 2/14/05                          10,000            10,000
Eureka Securitization, 2.39%, 2/14/05 (b)            20,000            19,983
Harrier Finance Funding US LLC,
  2.42%, 3/24/05 (b)                                  4,500             4,485
Harrier Finance Funding US LLC,
  2.45%, 3/28/05 (b)                                  5,000             4,981
Old Line Funding Corp., 2.35%, 2/7/05                20,000            19,991
 (b)
Sheffield Receivables Corp., 2.34%,
  2/11/05 (b)                                        10,000             9,994
Sigma Finance, Inc., 2.36%, 2/3/05 (b)                8,000             7,999
Stanfield Victoria Funding LLC, 2.35%,
  2/18/05 (b)                                        10,000             9,989
Stanfield Victoria Funding LLC, 2.41%,
  3/8/05 (b)                                          6,000             5,986
Tango Finance Corp., 2.32%, 2/23/05 (b)               3,000             2,996
Texas Department of Economic
  Development, 2.37%, 2/10/05                         5,000             4,997
Windmill Funding Corp., 2.29%,
  2/7/05 (b)                                         12,000            11,995
Windmill Funding Corp., 2.42%,
  3/9/05 (b)                                          5,000             4,988

Total Commercial Paper
  (Amortized Cost $189,288)                                           189,288


Corporate Bonds  (14.5%)

3M Co., 4.15%, 6/30/05, MTN                           6,000             6,043
American Express Credit Corp., 2.43%*,
  6/9/05, MTN                                         3,000             3,000
American Honda Finance Corp., 2.79%*,
  3/11/05, MTN (b)                                    3,600             3,601

Bank of America Corp., 7.88%,
  5/16/05                                             1,150             1,169
Calvert Crossing Golf, 2.65%*, 9/1/29                 2,970             2,970
CIT Group, Inc., 7.63%, 8/16/05                       8,833             9,068
Citigroup Global Markets, 2.69%*,
  3/15/05, MTN                                        7,500             7,502
Donaldson, Lufkin & Jenrette, Inc.,
  2.66%*, 2/1/05, MTN                                 4,000             4,000
Educational Management Corp., 2.52%*,
  5/1/23                                              4,590             4,590
Eliason Donald, 2.60%*, 10/1/44                       3,000             3,000
General Electric Capital Corp., 2.85%,
  1/30/06, MTN                                        4,000             3,987
Harrier Finance Funding US LLC,
  2.46%*, 10/17/05, MTN (b)                           6,000             6,000
International Lease Finance Corp.,
  5.95%, 6/6/05, MTN                                  1,015             1,028
Morgan Stanley, 7.75%, 6/15/05                        2,025             2,062
Osprey Properties Ltd., 2.52%*, 6/1/27                1,530             1,530
Sheltair Aviation Center, 2.52%*,
  11/1/34, LOC Bank of America                        7,365             7,365
Sheltair Daytona Beach, 2.52%*,
  11/1/34, LOC Bank of America                        2,580             2,580
Sigma Finance, Inc., 2.35%*, 8/8/05,
  MTN (b)                                             6,000             5,998
Sigma Finance, Inc., 2.47%*, 9/15/05,
  MTN (b)                                             6,000             6,000
Sigma Finance, Inc., 2.41%*, 12/5/05,
  MTN (b)                                            10,000             9,998
SunAmerica, Inc., 7.34%, 8/30/05,
  MTN                                                 2,820             2,898
Texas Disposal Systems, Series 2000,
  2.52%*, 5/1/12, LOC JP Morgan Chase Bank            5,300             5,300
Westgate Investment Fund, 2.52%*,
  2/1/12, LOC Wells Fargo Bank                        2,060             2,060

Total Corporate Bonds
  (Amortized Cost $101,749)                                           101,749


Investment Company  (0.0%)

Bank of New York Cash Reserve Fund                  176,091               176

Total Investment Company
  (Amortized Cost $176)                                                   176


Repurchase Agreements  (50.0%)

ABN Amro Bank NV, 2.49%, 2/1/05,
  (Date of Agreement 1/31/05,
  Proceeds at maturity $100,007,
  collateralized by $102,000
  various U.S. Government securities,
  0.00%-4.65%, 3/9/05-10/10/13,
  market value $100,995)                            100,000           100,000
Deutsche Bank Securities, Inc.,
  2.50%, 2/1/05,
  (Date of Agreement 1/31/05,
  Proceeds at maturity $120,708,
  collateralized by $123,114
  various U.S. Government securities,
  2.55%-4.84%, 7/1/18-12/1/34,
  market value $122,712)                            120,700           120,700
Morgan Stanley, 2.51%, 2/1/05,
  (Date of Agreement 1/31/05,
  Proceeds at maturity $130,009,
  collateralized by $133,312
  various U.S. Government securities,
  2.76%-5.50%, 4/1/33-5/1/34,
  market value $132,749)                            130,000           130,000

Total Repurchase Agreements
  (Amortized Cost $350,700)                                           350,700


Taxable Municipal Bonds  (2.4%)

Georgia  (0.3%)
De Kalb County Development
  Authority, IDR, Design Packaging, Inc.,
  Series B, 2.52%*, 9/1/08, LOC Bank of
  America N.A.                                        2,015             2,015

Missouri  (1.2%)
State Development Finance Board, IDR,
  Duke Manufacturing, Series B, 2.52%*,
  12/1/20, LOC Bank of America N.A.                   9,000             9,000

Utah  (0.5%)
Telecommunication Open Infrastucture
  Agency, 2.52%*, 7/15/26, LOC Bank of
  Amercia N.A.                                        3,500             3,500

Washington  (0.4%)
State Housing Finance, Community
  Nonprofit Revenue, Community College
  Spokane Foundation, Series B,
  2.52%*, 7/1/30, LOC Bank of America N.A.            2,580             2,580

Total Taxable Municipal Bonds
  (Amortized Cost $17,095)                                             17,095


U.S. Government Agencies  (0.6%)

Federal Home Loan Bank  (0.3%)
2.66%, 10/13/05                                       2,100             2,100

Federal National Mortgage Assoc.  (0.3%)
2.32%, 9/12/05, Callable 2/18/05 @ 100                2,000             2,000

Total U.S. Government Agencies (Amortized Cost $4,100)                  4,100

Total Investments (Amortized Cost $711,922) (a)   -   101.4%          711,922

Liabilities in excess of other assets   -   (1.4)%                    (9,957)

NET ASSETS   -   100.0%                                              $701,965

------------
See notes to schedules of portfolio investments.


Notes to Schedules of Portfolio Investments

(a) Represents cost for financial reporting purposes and federal income tax purposes.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at January 31, 2005. Maturity date reflects actual maturity date.

IDR - Industrial Development Revenue

LLC - Limited Liability Corp.

LOC - Letter of Credit

MTN - Medium Term Note

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Victory Institutional Funds
             -------------------------------

By (Signature and Title)*  /s/ Arthur A. Jensen
                           ---------------------------
                           Arthur A. Jensen, Treasurer

Date 3/30/05
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 3/30/05
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By (Signature and Title)* /s/ Arthur A. Jensen
                          ---------------------------
                          Arthur A. Jensen, Treasurer

Date 3/30/05
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* Print the name and title of each signing officer under his or her signature.